Management's consideration of going concern matters (Details Textual) (USD $)	1 Months Ended				3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended						9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 04, 2012	Dec. 31, 2009	Jul. 02, 2007	Sep. 30, 2012 Warrant Amendment Agreements [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member]	Dec. 31, 2010 Warrant Amendment Agreements [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2010 Bridge Notes 2010 [Member]	Mar. 10, 2010 Bridge Notes 2010 [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member]	Jul. 12, 2011 June 2011 Bridge Notes [Member]	Jun. 17, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 July 2011 Bridge Notes [Member]	Dec. 02, 2011 December 2011 Bridge Note [Member]	Jul. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Jul. 02, 2007 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member] Series B Convertible Preferred Stock [Member]
Cash					$ 528,000	$ 3,056,000	$ 1,807,000			$ 4,299,000					$ 528,000	$ 1,807,000		$ 3,056,000	$ 4,299,000		$ 1,109,000
Net change in cash															(2,528,000)	(2,492,000)		(1,243,000)	3,190,000
Net loss attributable to ThermoEnergy Corporation					(1,868,000)	(1,992,000)	(6,509,000)	(1,507,000)	(7,321,000)	(1,358,000)	(5,928,000)	(5,582,000)	(1,988,000)	(8,828,000)	(5,943,000)	(15,337,000)		(17,329,000)	(14,856,000)
Accumulated deficit					(119,455,000)	(113,510,000)				(96,124,000)					(119,455,000)			(113,510,000)	(96,124,000)
Working Capital Deficit					5,700,000										5,700,000
Proceeds From Issuance Of Warrants	331,000	729,000	1,566,000	498,000													498,000							2,436,000
Number Of Warrant Issued	4,141,500	9,116,250	18,670,375	5,633,344											9,116,250
Investment Warrants, Exercise Price (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.095											$ 0.15								$ 0.095	$ 0.095	$ 0.30
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344
Warrant Issued For Purchase Of Common Stock	4,141,500																5,633,344							27,700,000				8,300,000											10,455,024	10,455,024
Number Of Warrant Issued1	376,500	828,750	1,354,125
Investment Warrants Exercise Price1 (in dollars per share)	$ 0.10	$ 0.10	$ 0.10														$ 0.095							$ 0.095			$ 0.30
Accounts Payable, Current					2,206,000	2,640,000				722,000					2,206,000			2,640,000	722,000
Accrued payroll taxes						599,000				1,470,000								599,000	1,470,000
Derivative Liabilities					2,441,000	807,000			4,306,000	2,852,000					2,441,000			807,000	2,852,000		2,559,000
Other Liabilities						1,400,000												1,400,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																											3.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																											10.00%
Warrants Issuance To Purchase Common Stock Description																											Upon conversion of all or any portion of the Amended 2010 Bridge Notes, the Company will issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").													Warrants for the purchase of the Company's Common Stock equal to that number of shares of the Company's Common Stock determined by dividing 200% of the amount of principal and interest converted by $0.30.
Proceeds From Issuance Of Debt, Total																																					4,500,000
Repayments of Debt																										1,568,267													1,568,267	1,600,000
Proceeds from Issuance of Debt																												4,200,000					1,600,000				1,600,000
Debt Instrument, Convertible, Conversion Price										$ 0.5									$ 0.5			$ 0.50							$ 0.24		$ 2.40											$ 2.40
Preferred Stock Shares Issued For Debt Settlement																																				3,469,387						653,439
Debt Conversion, Converted Instrument, Amount															1,877,000	0												1,900,000		4,500,000	4,500,000	1,900,000										902,710,000
Preferred Stock, Price Per Share																																				$ 1.30
Debt Instrument, Face Amount																				$ 700,000									$ 2,600,000					$ 1,600,000	$ 2,900,000			$ 1,250,000			$ 3,353,127